As filed with the Securities and Exchange Commission on April 14, 2010

Registration Nos. 333-164019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 2

(Check Appropriate Box or Boxes)

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, NY 10105

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

E. Blake Moore, Jr.

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Name and address of agent for service:

Copies of Communications to:

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

David C. Sullivan, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Allianz Funds Multi-Strategy Trust, initially filed with the Commission on December 24, 2009 (Accession No. 0001193125-09-259840; File No. 333-164019) and subsequently amended (the “Registration Statement”), is being filed solely to add Exhibit 12 to the Registration Statement. The prospectus and statement of additional information included in the Registration Statement are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 15. Indemnification

Under the terms of Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VII, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 16. Exhibits

(1)	Amended & Restated Agreement and Declaration of Trust, dated as of March 28, 2008 (2)

(2)	Amended and Restated Bylaws, dated as of March 28, 2008 (2).

(3)	Voting trust agreement affecting more than 5% of any class of equity securities – None.

(4)	Form of Agreement and Plan of Reorganization – Filed as Appendix A to Part A (9).

(5)	Instruments Defining Rights of Shareholders

(a)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust filed with Exhibit (1).

(b)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws filed with Exhibit (2).

(6)	Investment Advisory Contracts

(a)	(i) Investment Management Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC (2).

(ii) Amended and Restated Investment Management Agreement dated July 8, 2008 with Allianz Global Investors Fund Management LLC (3).

(iii) Form of Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Retirement Income Fund, Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund and Allianz Global Investors Solutions 2050 Fund (5).

(iv) Revised Schedule to Investment Management Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund, Allianz Global Investors Solutions Growth Allocation Fund and Allianz NFJ Global Dividend Value Fund (6).

(b)	(i) Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC, dated March 28, 2008 (2).

(ii) Revised Schedule to Sub-Advisory Agreement (Schedule A) dated July 8, 2008 between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add the Allianz RCM All Horizons Fund, the Allianz RCM Disciplined Equity Fund and the Allianz RCM International Opportunities Fund (3).

(c)	(i) Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, dated as of March 28, 2008 (2).

(ii) Revised Schedule to Portfolio Management Agreement (Schedule A) dated July 8, 2008 between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH to add the Allianz RCM All Horizons Fund and the Allianz RCM International Opportunities Fund (3).

(d)	(i) Sub-Advisory Agreement dated July 8, 2008 between Allianz Global Investors Fund Management LLC and Nicholas-Aggregate Capital Management, LLC (3).

(ii) Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC to add the Allianz NACM International Growth Fund (5).

(e)	(i) Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC (5).

(ii) Revised Schedule to Sub-Advisory Agreement (Schedule A) dated April 20, 2009 between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund (6).

(f)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC (7).

(7)	Underwriting or Distribution Contracts

(a)	(i) Form of Amended and Restated Distribution Contract dated March 28, 2008 with Allianz Global Investors Distributors LLC (2).

(ii) Second Amended and Restated Distribution Contract dated July 8, 2008 with Allianz Global Investors Distributors LLC (3).

(iii) Form of Third Amended and Restated Distribution Contract with Allianz Global Investors Distributors LLC (5).

(iv) Fourth Amended and Restated Distribution Contract dated April 20, 2009 with Allianz Global Investors Distributors LLC (6).

(b)	Form of Selected Dealer Agreement with respect to Class A, B and C shares (2).

(c)	Form of Selected Dealer Agreement with respect to Class D shares between Registrant and Allianz Global Investors Distributors LLC (2).

(d)	Form of Amendment to Dealer Agreement between Registrant and Allianz Global Investors Distributors LLC (2).

(e)	Selected Dealer Agreement between PIMCO Funds Distributors LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated as of July 29, 2002 (2).

(8)	Bonus or Profit Sharing Contracts – None.

(9)	Custodian Agreements and Depository Contracts

(a)	Custody and Investment Accounting Agreement dated March 28, 2008 with State Street Bank & Trust Company (2).

(b)	Foreign Securities Depositories Delegation Agreement dated March 28, 2008 among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by Registrant (2).

(c)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant (4).

(d)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC (5).

(e)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC (7).

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans

(a)	Form of Distribution and Servicing Plan for Class A Shares (1).

(b)	Form of Distribution Plan and Servicing Plan for Class B Shares (6).

(c)	Form of Distribution and Servicing Plan for Class C Shares (1).

(d)	Form of Amended and Restated Distribution Plan for Class D Shares (2).

(e)	Form of Administrative Services Plan for Class P Shares (2).

(f)	Form of Distribution and Servicing Plan for Class R Shares (5).

(g)	Form of Distribution Plan for Administrative Class Shares (5).

(h)	Form of Administrative Services Plan for Administrative Class Shares (5).

(i)	Multi-Class Plan of Registrant (2).

(j)	Amended and Restated Multi-Class Plan of Registrant dated July 8, 2008 (3).

(k)	Second Amended and Restated Multi-Class Plan of Registrant dated December 17, 2008 (5).

(11)	Opinion and Consent of Counsel (8).

(12)	Opinion and Consent of Counsel as to tax matters – Filed herewith.

(13)	Other Material Contracts

(a)	(i) Transfer Agency and Services Agreement dated March 28, 2008 with Boston Financial Data Services, Inc. (2).

(ii) Transfer Agency and Services Agreement dated October 3, 2008 with Boston Financial Data Services, Inc. (5).

(iii) Form of Revised Schedule to the Transfer Agency and Services Agreement dated October 3, 2008 with Boston Financial Data Services, Inc. (7).

(b)	(i) Form of Shareholder Servicing Agreement (2).

(c)	(i) Expense Limitation Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC (2).

(ii) Revised Schedule to the Expense Limitation Agreement (Schedule A) dated July 8, 2008 with Allianz Global Investors Fund Management LLC (3).

(iii) Form of Amended and Restated Expense Limitation Agreement with Allianz Global Investors Fund Management LLC (5).

(iv) Revised Schedule to Expense Limitation Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Growth Allocation Fund and the Allianz NFJ Global Dividend Value Fund (6).

(v) Form of Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC (7).

(d)	Expense Limitation Agreement for Allianz Global Investors Solutions Core Allocation Fund dated April 20, 2009 with Allianz Global Investors Fund Management LLC (6).

(e)	(i) Form of Management Fee Waiver Agreement with Allianz Global Investors Fund Management LLC (5).

(ii) Revised Schedule to Management Fee Waiver Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund (6).

(14)	Consent of Independent Registered Public Accounting Firm (9).

(15)	Financial Statements Omitted Pursuant to Item 14(a) – None.

(16)	Powers of Attorney (8).

(17)	Additional Exhibits

(a)	Form of Proxy Card (9).

(b)	Prospectus dated August 1, 2009 for Class I, Class II, Class III and Class IV Shares of Nicholas-Applegate Institutional Funds, as supplemented (8).

(c)	Statement of Additional Information of Allianz Funds Multi-Strategy Trust dated November 3, 2009 – Filed as part of Part B (9).

(d)	Annual Report for Class I, Class II, Class III & Class IV Shares of Nicholas-Applegate Institutional Funds for the year ended March 31, 2009 (8).

(e)	Report to Shareholders of Nicholas-Applegate International Growth Fund for the period April 1, 2008 to November 30, 2008 (8).

(f)	Semi-Annual Report for Class I, Class II, Class III & Class IV Shares of Nicholas-Applegate Institutional Funds for the six months ended September 30, 2009 (8).

(g)	Semi-Annual Report for Allianz Multi-Strategy Funds for the six months ended May 31, 2009 (8).

(h)	Annual Report for Allianz Multi-Strategy Funds for the year ended November 30, 2009 (9).

(1)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed February 27, 2008.
(2)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed March 31, 2008.
(3)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed July 15, 2008.
(4)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed October 3, 2008.
(5)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed December 17, 2008.
(6)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed April 20, 2009.
(7)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed May 27, 2009.
(8)	Incorporated by reference to Registrant’s Registration Statement on Form N-14, file no. 333-164019, filed December 24, 2009.
(9)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-14, file no. 333-164019, filed February 18, 2010.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE

A copy of the Agreement and Declaration of Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of the Commonwealth of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York, on the 14th day of April, 2010.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ E. BLAKE MOORE, JR.
E. Blake Moore, Jr.
President and Chief Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ E. BLAKE MOORE, JR.	President and Chief Executive Officer	April 14, 2010
E. Blake Moore, Jr.

/s/ BRIAN S. SHLISSEL*	Treasurer and Principal Financial and Accounting Officer	April 14, 2010
Brian S. Shlissel

/s/ PAUL BELICA*	Trustee	April 14, 2010
Paul Belica

/s/ JAMES A. JACOBSON*	Trustee	April 14, 2010
James A. Jacobson

/s/ HANS W. KERTESS*	Trustee	April 14, 2010
Hans W. Kertess

/s/ JOHN C. MANEY*	Trustee	April 14, 2010
John C. Maney

/s/ WILLIAM B. OGDEN, IV*	Trustee	April 14, 2010
William B. Ogden, IV

Trustee
R. Peter Sullivan, III

*By:	/s/ E. BLAKE MOORE, JR.
E. Blake Moore, Jr.
Attorney-In-Fact

Date:	April 14, 2010

Exhibit Index

(12)	Opinion and Consent of Counsel as to tax matters